Business Combination - Additional Information (Details) $ / shares in Units, $ in Millions	Feb. 04, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Feb. 03, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Common stock, shares authorized		350,000,000		350,000,000	350,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001
Warrants outstanding	15,516,639	15,516,639	15,516,667
ECP Environmental Growth Opportunities Corp [Member]
Business Acquisition [Line Items]
Share conversion ratio	2.056
Share authorized	351,000,000
Common stock, shares authorized	350,000,000
Common stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Exercise price | $ / shares	$ 2.3
Merger Earn Out Shares to be issued in future	10,000,000
Net increase in cash and cash equivalents | $	$ 73
ECP Environmental Growth Opportunities Corp [Member] | Legacy Fast Radius Convertible Notes [Member]
Business Acquisition [Line Items]
Conversion of convertible notes to shares of common stock	2,000,000
ECP Environmental Growth Opportunities Corp [Member] | Legacy Fast Radius Warrants [Member]
Business Acquisition [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights	2,200,000
ECP Environmental Growth Opportunities Corp [Member] | Private Investment in Public Equity Shares [Member]
Business Acquisition [Line Items]
Share issued in acquisition	7,500,000
Share issued in acquisition per share | $ / shares	$ 10
Share issued in acquisition | $	$ 75
ECP Environmental Growth Opportunities Corp [Member] | Private Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding	6,891,667
ECP Environmental Growth Opportunities Corp [Member] | Public Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding	8,624,972
ECP Environmental Growth Opportunities Corp [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Business Acquisition [Line Items]
Merger Earn Out Shares to be issued in future	5,000,000
Sponsor Earn Out Shares	407,000
Sponsor Earn Out Share Hurdle Price	20
ECP Environmental Growth Opportunities Corp [Member] | Share-based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Sponsor Earn Out Share Hurdle Price	15
ECP Environmental Growth Opportunities Corp [Member] | Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Exercise price | $ / shares	$ 2.3
ECP Environmental Growth Opportunities Corp [Member] | Merger Earn Out Shares [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Business Acquisition [Line Items]
Share issued in acquisition per share | $ / shares	20
ECP Environmental Growth Opportunities Corp [Member] | Merger Earn Out Shares [Member] | Share-based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Share issued in acquisition per share | $ / shares	$ 15
ECP Environmental Growth Opportunities Corp [Member] | Sponsor Earn Out Shares [Member]
Business Acquisition [Line Items]
Percentage of shares of common stock held by Sponsor	10.00%